RELATED PARTIES - Hoop Capital, LLC (Q1) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Class A Common Stock outstanding (in shares)	29,251,629	28,043,449	11,268,877
Hoop Capital, LLC | Volato Group, Inc.
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock	11.80%
Hoop Capital, LLC | Volato Group, Inc. | Common Class A
Related Party Transaction [Line Items]
Class A Common Stock outstanding (in shares)	3,466,153